Inventory	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Notes and other explanatory information [abstract]
Inventory	18. Inventory Inventory of $2.4 million at December 31, 2023, mainly comprises raw materials in the Electric Vehicles and Critical Power Services segments (December 31, 2022: $1.6 million).

20. Inventory

	Year Ended June 30
(US dollars in thousands)	2023	2022 (restated)	2021 (restated)
Raw materials	2,115	1,887	1,968
Total	2,115	1,887	1,968

The prior year restatements in the years ending 30 June 2021 and 2022 relate to $0.4 million of inventory that was originally reported within other receivables.